Average Annual Total Returns - NVIT Multi-Manager Small Cap Value Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 5 Years	Class IV Shares 10 Years	Russell 2000® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 2000® Value Index (reflects no deduction for fees or expenses) 5 Years	Russell 2000® Value Index (reflects no deduction for fees or expenses) 10 Years
Total	5.15%	7.37%	8.71%	4.95%	7.12%	8.43%	5.15%	7.39%	8.71%	4.63%	9.65%	8.66%